Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
INCOME FROM EQUITY METHOD INVESTMENT - LAB SERVICES MSO		$ 392,677	$ 392,677	$ (846,588)
OTHER OPERATING EXPENSES:
Advertising and marketing expenses	209,846	71,150	843,497	237,671
Professional fees	1,581,951	1,632,215	5,254,207	1,590,268
Compensation and related benefits	223,416	309,022	1,101,574	1,308,854
Amortization of intangible assets	563,000		2,158,167
Other general and administrative expenses	142,913	165,713	784,758	857,869
Total Other Operating Expenses	2,721,126	2,178,100	7,984,036	3,994,662
LOSS FROM OPERATIONS	(2,721,126)	(1,785,423)	(7,591,359)	(4,841,250)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(189,417)	(283,755)	(1,136,412)	(1,291,814)
Interest expense - other	(82,029)	(81,956)	(320,282)	(325,486)
Interest expense - related party				(42,445)
Debt modification charge				(838,794)
Change in fair value of derivative liability	(1,276,889)	(114,360)	538,213	374,365
Loss on extinguishment of debt			(9,076,587)
Other income (expense)	(107,219)	(1,186)	67,554	(74,180)
Total Other Expense	(1,655,554)	(481,257)	(9,927,514)	(2,198,354)
LOSS BEFORE INCOME TAXES	(4,376,680)	(2,266,680)	(17,518,873)	(7,039,604)
INCOME TAXES
NET LOSS FROM CONTINUING OPERATIONS	(4,376,680)	(2,266,680)	(17,518,873)	(7,039,604)
NET LOSS FROM DISCONTINUED OPERATIONS	(103,015)	(215,431)	(742,103)	(863,790)
NET LOSS	(4,479,695)	(2,482,111)	(18,260,976)	(7,903,394)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS AFTER NONCONTROLLING INTEREST	(4,479,695)	(2,482,111)	(18,260,976)	(7,903,394)
DEEMED CONTRIBUTION ON EXCHANGE OF EQUITY INSTRUMENTS		162,473	162,473
NET LOSS ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	$ (4,479,695)	$ (2,319,638)	$ (18,098,503)	$ (7,903,394)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS:
Basic, continuing operations (in Dollars per share)	$ (0.49)	$ (1.3)	$ (5.41)	$ (7.52)
Diluted, continuing operations (in Dollars per share)	(0.49)	(1.3)	(5.41)	(7.52)
Basic, discontinued operations (in Dollars per share)	(0.01)	(0.13)	(0.23)	(0.92)
Diluted, discontinued operations (in Dollars per share)	(0.01)	(0.13)	(0.23)	(0.92)
Basic (in Dollars per share)	(0.5)	(1.43)	(5.64)	(8.44)
Diluted (in Dollars per share)	$ (0.5)	$ (1.43)	$ (5.64)	$ (8.44)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	8,963,998	1,624,629	3,210,779	936,614
Diluted (in Shares)	8,963,998	1,624,629	3,210,779	936,614
COMPREHENSIVE LOSS:
NET LOSS	$ (4,479,695)	$ (2,482,111)	$ (18,260,976)	$ (7,903,394)
OTHER COMPREHENSIVE LOSS FROM CONTINUED OPERATIONS
Unrealized foreign currency translation (loss) gain	(311)	279	(9,402)	(273)
COMPREHENSIVE LOSS	(4,480,006)	(2,481,832)	(18,270,378)	(7,903,667)
LESS: COMPREHENSIVE LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
COMPREHENSIVE LOSS ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	$ (4,480,006)	$ (2,481,832)	$ (18,270,378)	$ (7,903,667)